Effects of Derivative Instruments on Statement of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	$ (3,281,521)	$ (78,663)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	176,399	(6,827,449)
Foreign exchange contracts | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	447,002	(441,511)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(6,102)	(538,574)
Futures contracts | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(3,728,523)	362,848
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	182,501	(6,288,875)
SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(976,514)	(334,077)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	26,358	(2,183,020)
SERIES A | Foreign exchange contracts | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	215,582	(149,986)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(15,331)	(181,120)
SERIES A | Futures contracts | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(1,192,096)	(184,091)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	41,689	(2,001,900)
SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(2,305,007)	255,414
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	150,041	(4,644,429)
SERIES B | Foreign exchange contracts | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	231,420	(291,525)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	9,229	(357,454)
SERIES B | Futures contracts | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(2,536,427)	546,939
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$ 140,812	$ (4,286,975)